SUBSEQUENT EVENTS (Details) - Subsequent Events $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended
	Oct. 10, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Jan. 23, 2018 CNY (¥)	Jan. 23, 2018 CNY (¥)	Jan. 23, 2018 USD ($)	Jan. 23, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)
Convertible Bonds due 2019
Conversion of Convertible Bonds due 2019
Maximum principal amount convertible to ordinary shares									100.00%
Class A ordinary shares | Convertible Bonds due 2019
Conversion of Convertible Bonds due 2019
Number of shares issued on conversion (in shares) | shares			97,870,263
Conversion price (in USD/share) | $ / shares			$ 1.675262
Data center project in Guangzhou, China (Guangzhou 2)
Merger and acquisition
Aggregate purchase price	¥ 233,984
CyrusOne Inc., | Private Placement | Class A ordinary shares
Private Placement
Number of shares issued (in shares) | shares				64,257,028
Price per share (in USD/share) | $ / shares				$ 1.55625
Total consideration received | $				$ 100,000
Subsidiary I | Facility agreement with a third party bank
New Project Loan Facilities and Financing Arrangement
Term of loan				42 months
Loan drew down							$ 25,000	¥ 166,000
Effective interest rate (as a percent)				5.60%
Subsidiary I | Facility agreement with a third party bank | LIBOR
New Project Loan Facilities and Financing Arrangement
Variable interest rate				three-month LIBOR
Interest rate spread				4.25%
Subsidiary J | Facility agreement with a third party bank
New Project Loan Facilities and Financing Arrangement
Term of loan			5 years
Loan drew down						¥ 175,782
Principal amount of credit facility									¥ 180,000
Subsidiary J | Facility agreement with a third party bank | Minimum
New Project Loan Facilities and Financing Arrangement
Effective interest rate (as a percent)									5.655%
Subsidiary J | Facility agreement with a third party bank | Maximum
New Project Loan Facilities and Financing Arrangement
Effective interest rate (as a percent)									6.175%
Subsidiary K | Facility agreement with a third party bank
New Project Loan Facilities and Financing Arrangement
Term of loan			6 years
Loan drew down						¥ 402,251
Principal amount of credit facility									¥ 428,000
Effective interest rate (as a percent)									6.37%
Subsidiary L | Facility agreement with a third party bank
New Project Loan Facilities and Financing Arrangement
Term of loan		7 years
Loan drew down					¥ 845,000
Principal amount of credit facility		¥ 1,010,000
Effective interest rate (as a percent)		7.35%
Subsidiary M | Financing arrangement with a third-party financer
New Project Loan Facilities and Financing Arrangement
Term of loan			5 years
Principal amount of credit facility									¥ 200,000
Effective interest rate (as a percent)									9.70%
Subsidiary N | Facility agreement with a third party bank
New Project Loan Facilities and Financing Arrangement
Term of loan		10 years
Loan drew down					¥ 57,067
Principal amount of credit facility		¥ 100,000
Effective interest rate (as a percent)		5.88%